Supplementry Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2024
Supplementry Financial Statement Information [Abstract]
Schedule of Other Payables	OTHER PAYABLES (U.S. dollars in thousands):
	December 31
	2024	2023
Employees and employee institutions	933	760
Expenses payable	275	385
Royalties payable	408	247
Other liabilities	16	9
	1,632	1,401

Schedule of Cost of Expenses	COST OF REVENUES (U.S. dollars in thousands):
	Year ended December 31,
	2024	2023	2022
Salary and related expenses	-	393	-
Consultants and subcontractors	-	112	247
Expenditure on materials (including inventory impairment loss)	-	1	2
Royalties	-	84	-
	-	590	249
Operating costs not attributed to projects (mainly salary and related expenses) *	985	965	1,641
	985	1,555	1,890
Onerous contract provision included in costs	-	-	8

*	Cost and expenses relating to periods in which the plant did not operate in full capacity.
RESEARCH AND DEVELOPMENT, NET (U.S. dollars in thousands):
	Year ended December 31,
	2024	2023	2022
Salary and related expenses	2,604	2,268	2,656
Consultants and subcontractors	342	388	441
Expenditure on materials	56	70	1,020
Depreciation and other	200	104	486
Office maintenance	387	440	367
	3,589	3,270	4,970
Less: Government Grants, see Note 2N	-	(92)	(275)
	3,589	3,178	4,695
SELLING AND MARKETING (U.S. dollars in thousands):
	Year ended December 31,
	2024	2023	2022

Salary and related expenses	908	918	953
Office maintenance	38	35	30
Project Promotion	35	58	84
Consultants	96	87	38
Other	120	50	96
	1,197	1,148	1,201
GENERAL AND ADMINISTRATIVE (U.S. dollars in thousands):
	Year ended December 31,
	2024	2023	2022

Salary and related expenses	2,082	2,134	2,354
Office maintenance	183	175	117
Consultants and insurance	1,889	1,778	1,660
Allowance for credit losses	289	380	-
Depreciation and other	114	170	298
	4,557	4,637	4,429

Schedule of Financial Income

Financial income:

	Year ended December 31
	2024	2023	2022
Interest income	215	161	51
Fair value adjustment of warrants	4,109	-	-
Warrants issuance costs	(473)	-	-
Exchange rate differences, Net	207	142	672
Bank fees	(24)	(12)	(17)
Other adjustment of royalty obligation	-	21	(23)
	4,034	312	683

Schedule of Basic and Diluted Loss Per Share

Basic and diluted loss per share is computed as follows:

	Year ended December 31,
Numerator ($ in thousands):	2024	2023	2022
Net loss for the year, as reported	(6,772)	(9,648)	(11,092)
The effect of change in terms of Series 3 warrants	-	(92)	-
Numerator for basic and diluted net loss per Ordinary Share - net loss attributable to shareholders	(6,772)	(9,740)	(11,092)
Denominator (Ordinary Shares in thousands)
Weighted average number of shares outstanding during the year	4,629,263	1,936,831	1,462,776
Weighted average number of potential shares under prefunded warrants with token exercise price (“penny” warrants)	606,223	15,266	-
Denominator for basic and diluted loss per share – weighted number of Ordinary Shares	5,235,486	1,952,097	1,462,776

Basic and dilutive loss per Ordinary Share (in dollars)	(1.29)	(4.99)	(7.58)